Ordinary Shares - Additional Information (Detail)	Oct. 18, 2017 Vote $ / shares shares	Apr. 28, 2017 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2016 shares	Dec. 09, 2016 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized	800,000,000					577,539,514
Mezzanine equity, shares authorized						222,460,486
Mezzanine equity, par value | $ / shares						$ 0.0001
Common stock, shares outstanding					79,305,191
Surrendered shares		15,814,019
Common stock, par value | $ / shares	$ 0.0001
Class A Voting Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized	656,508,828		656,508,828	656,508,828
Common stock, shares outstanding	266,559,398		190,238,854	232,952,916
Conversion to Class A ordinary shares	222,460,486
Common stock, shares issued	266,559,398		200,711,030	243,425,092
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Number of votes per share | Vote	1
Class B Voting Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized	63,491,172		63,491,172	63,491,172
Common stock, shares outstanding	63,491,172		63,491,172	63,491,172
Common stock, shares issued	63,491,172		63,491,172	63,491,172
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Number of votes per share | Vote	10